Note 12 - Lease Commitments (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]
2015	$ 76
2015	344
2015	420
2016	76
2016	344
2016	420
2017	76
2017	307
2017	383
2018	15
2018	228
2018	243
2019	15
2019	71
2019	86
Thereafter	495
Thereafter	495
Total minimum lease payments	753
Total minimum lease payments	1,294
Total minimum lease payments	2,047
Less: amounts representing interest	362
Present value of minimum lease payments	391
Less: current portion of obligations under capital leases	58	56
Long-term portion of obligations under capital leases	$ 333	$ 390